GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Total Revenues And Long-Lived Assets By Geographic Area
The following represents the total revenue for the years ended December 31, 2019, 2018 and 2017 and long-lived assets as of December 31, 2019 and 2018:

	Year ended December 31,
	2019	2018	2017
Revenue from sales to customers:

Europe	$-	$17,800	$-

Total revenue	$-	$17,800	$-
	December 31,
	2019	2018
Long-lived assets:

Israel	$2,312	$2,712
United States	26	660

Total long-lived assets	$2,338	$3,372

Sales To A Single Customer Exceeding 10%:
	Year ended December 31,
	2019	2018	2017
Sales to a single customer exceeding 10%:

Customer A	-	44%	-
Customer B	-	56%	-